Investment Held in Trust Account	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP. [Member]
Investment Held in Trust Account	Note 7 – Investment Held in Trust Account
As of June 30, 2021, investment in the Company’s Trust Account consisted of $170,032,591 in U.S. Money Market funds and $0 in U.S. Treasury Securities. All of the U.S. Treasury Securities matured on April 22, 2021. The Company classifies its United States Treasury securities as held-to-maturity
in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”.
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on June 30, 2021 and December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized losses	Fair Value as of December 31, 2021
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	4,916	(148)	170,031,907

	$170,027,342	$4,916	$(148)	$170,032,110

	Carrying Value/Amortized Cost	Gross Unrealized Gains	T-Bill Maturity	Gross Unrealized Losses	Fair Value as of June 30, 2021
U.S. Money Market	$203	$2,908	$170,074,000	$(44,520)	$170,032,591
U.S. Treasury Securities	170,064,795	9,205	$(170,074,000)	—	—

	$170,064,998	$12,113	$0	$(44,520)	$170,032,591

Note 6—Investment Held in Trust Account
As of December
31, 2020, investment in the Company’s Trust Account consisted of $203 in U.S. Money Market and $170,027,139 in U.S. Treasury Securities. All of the U.S. Treasury Securities mature on April 22, 2021. The Company classifies its United States Treasury securities as held-to-maturity
in accordance with FASB ASC 320 “Investments
—
Debt and Equity Securities”.
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	4,916	(148)	170,031,907

	$170,027,342	$4,916	$(148)	$170,032,110